Changes in Fair Value of Derivative Financial Instruments Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period
Realized derivative gains included in other income (expense)	(552,978)
Write off of warrant derivative liability to additional paid in capital	(1,761,657)
Balance, end of period
Warrants Attached to Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of derivative liabilities at issuance	$ 2,314,635